Annual Total Returns[BarChart] - Goldman Sachs Equal Weight US Large Cap Equity ETF - Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	2018	2019	2020
Total	(7.28%)	30.50%	16.17%